Annual Total Returns - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Capital Reserves Class
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.09%
Annual Return 2018	0.94%
Annual Return 2019	1.31%
Annual Return 2020	0.14%
Annual Return 2021	0.01%
Annual Return 2022	1.00%
Annual Return 2023	4.22%